GE INSTITUTIONAL FUNDS

Small-Cap Equity Fund

International Equity Fund

Strategic Investment Fund

Supplement dated November 30, 2016

To the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information

dated January 28, 2016, as supplemented and/or amended on March 30, 2016, July 1, 2016,

September 19, 2016 and September 20, 2016

On November 30, 2016, the GE Institutional Funds (the “Trust”) and each of its series portfolios (each, a “Fund” and collectively, the “Funds”) will be rebranded in connection with the appointment of SSGA Funds Management, Inc. as investment adviser to the Funds. Therefore, effective November 30, 2016, all references to “GE Institutional Funds” as the name of the Trust will be replaced with “State Street Institutional Funds” or “State Street Institutional Funds (formerly known as GE Institutional Funds)” and all references to the name and ticker symbol of each of the following Funds will be replaced with its respective new name and ticker symbol as follows:

Old Name	Old Ticker Symbol	New Name	New Ticker Symbol

GE Institutional International Equity Fund		State Street Institutional International Equity Fund
Investment Class	GIEIX	Investment Class	SIEIX
GE Institutional Small-Cap Equity Fund		State Street Institutional Small-Cap Equity Fund
Investment Class	GSVIX	Investment Class	SIVIX
GE Institutional Strategic Investment Fund		State Street Institutional Strategic Investment Fund
Investment Class	GSIVX	Investment Class	SIIVX

Furthermore, effective November 30, 2016: all references to “www.geam.com” as the website for the Funds are changed to “www.ssga.com/geam”; all references to “www.geam.com/prospectus” as the location online where the Funds’ Summary Prospectuses, Statutory Prospectus, Statement of Additional Information and other information about the Funds can be found are changed to “www.ssga.com/geam/prospectus”; and all references to “gefunds@ge.com” as the email address that can be used to request information about the Funds are changed to “Statestreetfunds@ssga.com.”

This Supplement should be retained with your

Summary Prospectuses, Statutory Prospectus and SAI for future reference.